Segment Information - Schedule of Key Financial Performance Measures (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Schedule of Key Financial Performance Measures [Line Items]
Depreciation	$ 2,227,342	$ 284,100	$ 2,435,879		$ 2,391,477
Total expenses	124,341,843	15,859,929	50,289,397		35,874,154
Other expense	17,472	2,229	22,084		1,600
Fair value loss on promissory note	(6,731,190)	(858,570)
Impairment loss on goodwill	(35,124,140)	(4,480,120)			(1,500,000)
Total other income (expense), net	(36,850,930)	(4,700,374)	(897,525)		(2,751,110)
Total liabilities	412,585,023		176,434,734				$ 52,625,641
Construction and engineering services [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	198,823,924		362,947,968		237,999,687
Cost of revenues	183,676,319		(308,115,092)
Gross profit	15,147,605		54,832,876		58,753,263
Depreciation	(1,822,410)		(1,939,933)		(1,900,524)
Operating expenses	(22,994,032)		(21,677,322)		(18,405,761)
Total expenses	(24,816,442)		(23,617,255)		(20,306,285)
Bank interest income	267,488		841,020		195,019
Interest expense	(3,109,942)		(1,993,994)		(905,567)
Other income	13,227,088		927,217		1,500
Other expense			(2,966)		(1,600)
Fair value loss on promissory note
Total other income (expense), net	10,384,634		(228,723)		(2,210,648)
Goodwill Impairment Losses					(1,500,000)
Profit/(loss) before income tax expenses	715,797		30,986,898		36,236,330
Segment income (loss)	(265,702)		25,484,221		31,059,401
Total assets	314,962,777		223,858,283		110,391,917
Total liabilities	(8,267,456)		(97,145,713)		(65,214,518)
Net assets (liabilities)	306,695,321		126,712,570		45,177,399
Construction and engineering services [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	198,079,063		362,457,593		236,257,009
Cost of revenues	146,996,080		(291,551,307)		(179,246,424)
Construction and engineering services [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	744,861		490,375		1,742,678
Cost of revenues	36,680,239		(16,563,785)
Provision of cold storage facilities, trading of food and agricultural products, asset management and professional consultancy services [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	23,200,406
Cost of revenues	22,835,369
Gross profit	365,037
Depreciation	(404,932)
Operating expenses	(96,336,602)
Total expenses	(96,741,534)
Bank interest income	262
Interest expense	(5,060,072)
Other income	256,879
Other expense
Fair value loss on promissory note
Total other income (expense), net	(39,927,071)
Goodwill Impairment Losses	(35,124,140)
Profit/(loss) before income tax expenses	(136,303,568)
Segment income (loss)	(137,140,769)
Total assets	264,372,046
Total liabilities	(379,830,690)
Net assets (liabilities)	(115,458,644)
Provision of cold storage facilities, trading of food and agricultural products, asset management and professional consultancy services [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	23,200,406
Cost of revenues	22,835,369
Provision of cold storage facilities, trading of food and agricultural products, asset management and professional consultancy services [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Cost of revenues
Asset management and professional consultancy services [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue			15,221,783		13,980,188
Cost of revenues			(9,995,698)
Gross profit			5,226,085		5,306,003
Depreciation			(3,355,818)		(2,946,898)
Operating expenses			(22,460,175)		(12,562,942)
Total expenses			(25,815,993)		(15,509,840)
Bank interest income			1,617		300
Interest expense			(698,400)		(581,062)
Other income			40,001		40,300
Other expense
Total other income (expense), net			(656,782)		(540,462)
Goodwill Impairment Losses
Profit/(loss) before income tax expenses			(21,246,690)		(10,744,299)
Segment income (loss)			(22,175,512)		(11,373,382)
Total assets			109,865,035		132,432,534
Total liabilities			(79,289,021)		(79,481,008)
Net assets (liabilities)			30,576,014		52,951,526
Asset management and professional consultancy services [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue			14,221,783		13,980,188
Cost of revenues			(9,995,698)		(8,674,185)
Asset management and professional consultancy services [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue			1,000,000
Cost of revenues
Corporate [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Cost of revenues
Gross profit
Depreciation
Operating expenses	(2,783,867)		(856,149)		(58,029)
Total expenses	(2,783,867)		(856,149)		(58,029)
Bank interest income	299		7,098
Interest expense	(560,130)
Other income
Other expense	(17,472)		(19,118)
Fair value loss on promissory note	(6,731,190)
Total other income (expense), net	(7,308,493)		(12,020)
Goodwill Impairment Losses
Profit/(loss) before income tax expenses	(10,092,360)		(868,169)		(58,029)
Segment income (loss)	(10,092,360)		(868,169)		(58,029)
Total assets	70,410,989		95,869
Total liabilities	(24,486,877)				(69,629)
Net assets (liabilities)	45,924,112		95,869		(69,629)
Corporate [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Cost of revenues
Corporate [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Cost of revenues
Total [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	222,024,330	28,319,430	378,169,751	$ 48,608,562	251,979,875	$ 32,198,198
Cost of revenues	206,511,688	26,340,777	(318,110,790)	(40,888,802)
Gross profit	15,512,642	1,978,653	60,058,961	7,719,760	64,059,266	8,185,547
Depreciation	(2,227,342)	(284,100)	(5,295,751)	(680,697)	(4,847,422)	(619,408)
Operating expenses	(122,114,501)	(15,575,829)	(44,993,646)	(5,783,319)	(31,026,732)	(3,964,621)
Total expenses	(124,341,843)	(15,859,929)	(50,289,397)	(6,464,016)	(35,874,154)	(4,584,029)
Bank interest income	268,049	34,190	849,735	109,222	195,319	24,958
Interest expense	(8,730,143)	(1,113,539)	(2,692,394)	(346,071)	(1,486,629)	(189,963)
Other income	13,483,967	1,719,894	967,218	124,323	41,800	5,341
Other expense	(17,472)	(2,229)	(22,084)	(2,839)	(1,600)	(204)
Fair value loss on promissory note	(6,731,190)
Total other income (expense), net	(36,850,929)	(4,700,374)	(897,525)	(115,365)	(2,751,110)	(351,539)
Goodwill Impairment Losses	(35,124,140)	(4,480,120)			(1,500,000)	(191,671)
Profit/(loss) before income tax expenses	(145,680,131)	(18,581,650)	8,872,039	1,140,379	25,434,002	3,249,979
Segment income (loss)	(147,498,831)	(18,813,627)	2,440,540	313,698	19,627,990	2,508,082
Total assets	649,745,812		333,819,187		242,824,451		82,875,741	$ 42,907,901	$ 31,028,310
Total liabilities	(412,585,023)		(176,434,734)		(144,765,155)		(52,625,641)	(22,678,277)	(18,498,212)
Net assets (liabilities)	237,160,789		157,384,453		98,059,296		$ 30,250,100	$ 20,229,624	$ 12,530,098
Total [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	221,279,469	28,224,422	376,679,376	48,416,995	250,237,197	31,975,517
Cost of revenues	169,831,449	21,662,175	(301,547,005)	(38,759,753)	(187,920,609)	(24,012,651)
Total [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	744,861	95,008	1,490,375	191,567	$ 1,742,678	$ 222,681
Cost of revenues	$ 36,680,239	$ 4,678,602	$ (16,563,785)	$ (2,129,049)